Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Assets:
Cash and deposits with banks	¥ 76,669,401	¥ 78,750,443
Call loans and bills bought	5,200,789	5,336,280
Reverse repurchase agreements and cash collateral on securities borrowed	22,076,009	14,148,667
Trading assets	6,176,613	6,512,061
Derivative financial instruments	8,313,016	9,909,272
Financial assets at fair value through profit or loss	2,902,969	2,376,129
Investment securities	33,546,133	30,149,837
Loans and advances	125,190,819	121,716,465
Investments in associates and joint ventures	1,588,820	1,552,645
Property, plant and equipment	1,319,002	1,347,093
Intangible assets	1,091,194	1,025,548
Other assets	7,983,972	8,327,942
Current tax assets	43,157	61,175
Deferred tax assets	63,176	58,080
Total assets	292,165,070	281,271,637
Liabilities:
Deposits	190,022,742	182,097,319
Call money and bills sold	4,378,277	3,138,049
Repurchase agreements and cash collateral on securities lent	27,791,101	20,166,958
Trading liabilities	4,838,439	4,924,490
Derivative financial instruments	9,303,258	11,877,473
Financial liabilities designated at fair value through profit or loss	597,846	498,284
Borrowings	12,697,699	16,107,158
Debt securities in issue	14,387,415	14,075,084
Provisions	333,301	231,319
Other liabilities	10,821,441	11,025,782
Current tax liabilities	239,190	170,284
Deferred tax liabilities	265,767	680,339
Total liabilities	275,676,476	264,992,539
Equity:
Capital stock	2,345,961	2,344,038
Capital surplus	663,063	663,265
Retained earnings	7,836,548	7,769,222
Treasury stock	(38,512)	(167,671)
Equity excluding other reserves	10,807,060	10,608,854
Other reserves	3,663,135	4,070,834
Equity attributable to shareholders of Sumitomo Mitsui Financial Group, Inc.	14,470,195	14,679,688
Non-controlling interests	150,022	137,066
Equity attributable to other equity instruments holders	1,868,377	1,462,344
Total equity	16,488,594	16,279,098
Total equity and liabilities	¥ 292,165,070	¥ 281,271,637